Financial instruments - Additional Information (Detail) $ in Millions	12 Months Ended
	Mar. 31, 2022 CAD ($) Tons	Mar. 31, 2021 CAD ($) Tons	Mar. 31, 2020 CAD ($)
Disclosure Of Financial Instruments [Line Items]
Current trade receivables	$ 402.3	$ 274.6
Accounts receivable overdue amount	$ 2.1	$ 2.3
Percentage of accounts receivable overdue	0.50%	0.90%
Accounts receivable overdue period	90 days
Allowance account for credit losses of financial assets	$ 2.4	$ 1.8	$ 0.7
Interest rate risk [member]
Disclosure Of Financial Instruments [Line Items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, after tax, liabilities	$ 6.4	6.4
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, after tax, liabilities	$ 6.4	$ 6.4
Commodity price risk [member] | Commodity Based Swap Contracts [Member]
Disclosure Of Financial Instruments [Line Items]
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, after tax, liabilities	$ 15.6	$ 16.8
Aggregate notional quantity outstanding | Tons	90,000	117,000
Accounts Receivable [Member]
Disclosure Of Financial Instruments [Line Items]
Allowance account for credit losses of financial assets	$ 2.4	$ 1.8
Bottom of range [member] | One Customer [Member]
Disclosure Of Financial Instruments [Line Items]
Percentage of entity's revenue	10.00%